Related Party Transactions (Details) $ in Thousands	Feb. 15, 2017 USD ($)	Dec. 31, 2016 USD ($) bank	Dec. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Total debt outstanding to all lenders		$ 628,953	$ 340,447
Affiliated Entity | Stone Energy Corporation | Credit Facility
Related Party Transaction [Line Items]
Number of banks party to facility | bank		12
Total debt outstanding to all lenders		$ 341,500
Borrowing base		$ 360,000
Affiliated Entity | Stone Energy Corporation | IBERIABANK | Credit Facility
Related Party Transaction [Line Items]
Percent of commitments held under facility		6.00%
Outstanding balance to IBERIABANK		$ 20,300
Subsequent Event | Affiliated Entity | Stone Energy Corporation | Exit Facility
Related Party Transaction [Line Items]
Debt Instrument term	4 years
Borrowing base	$ 200,000
Subsequent Event | Affiliated Entity | Stone Energy Corporation | IBERIABANK | Exit Facility
Related Party Transaction [Line Items]
Outstanding balance to IBERIABANK	$ 20,300